Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EQRx, INC. [Member]
Convertible Preferred Stock [Line Items]
CONVERTIBLE PREFERRED STOCK

7. CONVERTIBLE PREFERRED STOCK

The Company has issued shares of Series A convertible preferred stock and Series B convertible preferred stock (collectively, the “Convertible Preferred Stock”). As of September 30, 2021, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 469,955,057 shares of $0.0001 par value preferred stock, of which 262,070,014 are designated as Series A and 207,885,043 are designated as Series B. All of the Company’s Convertible Preferred Stock is classified outside of stockholders’ deficit because the shares contain deemed liquidation rights that are a contingent redemption feature not solely within the control of the Company.

Series A

On January 10, 2020, the Company entered into a Series A Preferred Stock Purchase Agreement (“Series A Purchase Agreement”), pursuant to which it could raise up to approximately $218.0 million through the issuance of up to 234,257,469 Series A shares, excluding the issuance of shares of Series A upon conversion of the convertible promissory notes issued in October 2019 (the “October 2019 Notes”), par value $0.0001 per share, for $0.9306 per share (“Series A Original Issue Price”).

In January, February, June and July 2020 (the “Initial Closings”), the Company sold a total of 126,262,623 shares of its Series A for gross proceeds of $117.5 million, excluding 27,812,545 shares of Series A issued upon conversion of the October 2019 Notes.

Based upon the terms of the Series A Purchase Agreement, the investors that participated in the Initial Closings were obligated to purchase an additional 107,994,846 shares of Series A for aggregate proceeds of $100.5 million within 15 business days of a written notice from either (i) 55% of the holders then-outstanding, or (ii) the Company on or after June 1, 2020 (the “Second Closing”). The Company provided notice to investors that it would like to close the Second Closing in September 2020. Upon completion of the Second Closing, the Company issued the additional 107,994,846 shares of Series A at the Series A Original Issue Price.

Series B

On November 2, 2020 (the “Series B Original Issue Date”), the Company entered into a Series B Preferred Stock Purchase Agreement, as further amended on November 18, 2020 (“Series B Purchase Agreement”), pursuant to which it immediately issued 98,654,203 shares of Series B (the “Series B Initial Closing”) at a purchase price of $2.7419 per share (the “Series B Original Issue Price”).

Based upon the terms of the Series B Purchase Agreement, after the Series B Initial Closing, the Company may sell, in one or more additional closings, 191,473,066 additional shares of Series B to one or more purchasers who are existing stockholders of the Company or are mutually acceptable to the Company and its board of directors, provided that (a) such subsequent closings are consummated prior to March 31, 2021, (b) each such additional purchaser becomes a party to the transaction agreements, and (c) the Company may not sell and issue more than 191,473,066 shares in aggregate in all closings under the Series B Purchase Agreement (“Series B Additional Closings”). During the year ended December 31, 2020, the Company issued a total of 181,261,150 shares of Series B for aggregate proceeds of $497.0 million in the Series B Initial Closing and through Series B Additional Closings.

On January 28, 2021, the Company further amended the Series B Purchase Agreement to increase the number of shares of Series B that could be issued under the agreement from 191,473,066 to 207,885,043. Subsequent to December 31, 2020, the Company issued a total of 26,133,332 additional shares of Series B at the Series B Original Issued Price for aggregate proceeds of $71.7 million.

The following table summarize the Company’s outstanding Convertible Preferred Stock as of September 30, 2021 (in thousands, except share information):

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Conversion Price (per share)
Series A	262,070,014	262,070,014	$243,536	$243,882	$0.9306
Series B	207,885,043	207,394,482	567,875	568,655	$2.7419
Balance at September 30, 2021	469,955,057	469,464,496	$811,411	$812,537

Convertible Preferred Stock Rights and Preferences

The holders of the Convertible Preferred Stock have the following rights and preferences as of September 30, 2021:

Dividends — The holders of Convertible Preferred Stock are entitled to receive a non-cumulative dividend at the rate of six percent of the applicable original issue price, payable only when, and if, declared by the Company’s board of directors. The holders are also entitled to any dividends declared or paid on any shares of common stock.

Liquidation/Redemption — Upon any voluntary or involuntary liquidation, dissolution, winding up, certain mergers, consolidations, and sale of assets (“Deemed Liquidation Event”), the holders of the Convertible Preferred Stock shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, and in the event of a Deemed Liquidation Event, the holders of shares of Convertible Preferred Stock then outstanding shall be entitled to be paid out or the consideration payable to stockholders in such Deemed Liquidation Event out of the available proceeds before any payment shall be made to the holders of common stock, an amount per share equal to the greater of (i) the applicable original issue price, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had each share of each series of Convertible Preferred Stock that would receive a greater amount upon conversion into common stock than pursuant to clause (i) above converted immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. If the assets of the Company available for distribution are insufficient, the holders of shares of Convertible Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Voting — Holders of Convertible Preferred Stock are entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Convertible Preferred Stock held by such holder are convertible into as of the record date for determining stockholders entitled to vote on such matter.

The holders of the shares of Series A, exclusively and as a separate class, shall be entitled to elect four directors of the Company. Holders of the shares of common stock and Series A, exclusively and voting together as a single class, shall be entitled to elect the balance of the total number of directors of the Company.

Conversion Rights — Each share of Convertible Preferred Stock shall be convertible, at the option of the holder at any time, into such number of common shares determined by dividing the applicable original issue price of the Convertible Preferred Stock by the respective conversion price. As of December 31, 2020, the conversion price for the Series A is $0.9306 and the conversion price for the Series B is $2.7419.

The Company is required to maintain sufficient shares of common stock authorized but unissued at all times to affect a conversion of all Convertible Preferred Stock outstanding.

Mandatory Conversion — Mandatory conversion will be triggered upon either:

a.     the closing of the sale of shares of common stock to the public pursuant to an effective registration statement resulting in $60.0 million in net proceeds at a price of at least $5.4838 per share, or

b.     the vote or written consent of at least 55% of the then outstanding Convertible Preferred Stock holders.

If, during the period commencing on the Series B Original Issue Date and ending on or before the first to occur of (i) the second anniversary of the Series B Original Issue Date or (ii) the issuance by the Company in a bona fide financing transaction of shares of preferred stock (other than Series A or Series B), a mandatory conversion is proposed to be effected in connection with, or in contemplation of, a Deemed Liquidation Event that would result in per share proceeds to the holders of Series B of less than $2.7419 per share. Such proposed mandatory conversion shall also require the written consent or affirmative vote of at least 55% of the outstanding shares of Series B.

Anti-dilution — Holders of the Convertible Preferred Stock are afforded anti-dilution protection with respect to corporate events such as stock splits and recapitalizations.

In anticipation of the closing of the Series B in November 2020, the Company amended its certificate of incorporation and certain rights and preferences pertaining to the Series A. The amendment to the certificate of incorporation revised: (1) the mandatory conversion feature; (2) the liquidation preference for the Series A holders; and (3) the protective voting rights of the Series A shares. The Company assessed each of the revisions made to the Series A pursuant to the amended certificate of incorporation and concluded that they should be accounted for as modifications to the terms of the Series A and that there was no transfer of value to be recorded in the Company’s consolidated balance sheet for the year-ended December 31, 2020.

6. CONVERTIBLE PREFERRED STOCK

The Company has issued shares of Series A and Series B (collectively, the “Convertible Preferred Stock”). As of December 31, 2020, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 453,543,080 shares of $0.0001 par value preferred stock, of which 262,070,014 are designated as Series A and 191,473,066 are designated as Series B. All of the Company’s Convertible Preferred Stock is classified outside of stockholders’ deficit because the shares contain deemed liquidation rights that are a contingent redemption feature not solely within the control of the Company.

Series A

On January 10, 2020, the Company entered into a Series A Preferred Stock Purchase Agreement (“Series A Purchase Agreement”), pursuant to which it could raise up to approximately $218.0 million through the issuance of up to 234,257,469 Series A shares, excluding the issuance of shares of Series A upon conversion of the October 2019 Notes, par value $0.0001 per share, for $0.9306 per share (“Series A Original Issue Price”).

In January, February, June and July 2020 (the “Initial Closings”), the Company sold a total of 126,262,623 shares of its Series A for gross proceeds of $117.5 million, excluding the shares of Series A issued upon conversion of the October 2019 Notes.

Based upon the terms of the Series A Purchase Agreement, the investors that participated in the Initial Closings were obligated to purchase an additional 107,994,846 shares of Series A for aggregate proceeds of $100.5 million within 15 business days of a written notice from either (i) 55% of the holders then-outstanding, or (ii) the Company on or after June 1, 2020 (the “Second Closing”). The Company provided notice to investors that it would like to close the Second Closing in September 2020. Upon completion of the Second Closing, the Company issued the additional 107,994,846 shares of Series A at the Series A Original Issue Price.

Series B

On November 2, 2020 (the “Series B Original Issue Date”), the Company entered into a Series B Preferred Stock Purchase Agreement, as further amended on November 18, 2020 (“Series B Purchase Agreement”), pursuant to which it immediately issued 98,654,203 shares of Series B (the “Series B Initial Closing”) at a purchase price of $2.7419 per share (the “Series B Original Issue Price”).

Based upon the terms of the Series B Purchase Agreement, after the Series B Initial Closing, the Company may sell, in one or more additional closings, 191,473,066 additional shares of Series B to one or more purchasers who are existing stockholders of the Company or are mutually acceptable to the Company and its board of directors, provided that (a) such subsequent closings are consummated prior to March 31, 2021, (b) each such additional purchaser becomes a party to the transaction agreements, and (c) the Company may not sell and issue more than 191,473,066 shares in aggregate in all closings under the Series B Purchase Agreement (“Series B Additional Closings”). During the year ended December 31, 2020, the Company issued a total of 181,261,150 shares of Series B for aggregate proceeds of $497.0 million in the Series B Initial Closing and through Series B Additional Closings.

On January 28, 2021, the Company further amended the Series B Purchase Agreement to increase the number of shares of Series B that could be issued under the agreement from 191,473,066 to 207,885,043. Subsequent to December 31, 2020, the Company issued a total of 26,133,332 additional shares of Series B at the Series B Original Issued Price for aggregate proceeds of $71.7 million.

The following table summarize the Company’s outstanding Convertible Preferred Stock as of December 31, 2020 (in thousands, except share information):

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Conversion Price (per share)
Series A	262,070,014	262,070,014	$243,536	$243,882	$0.9306
Series B	191,473,066	181,261,150	496,619	497,000	$2.7419
Balance at December 31, 2020	453,543,080	443,331,164	$740,155	$740,882

Convertible Preferred Stock Rights and Preferences

The holders of the Convertible Preferred Stock have the following rights and preferences as of December 31, 2020:

Dividends — The holders of Convertible Preferred Stock are entitled to receive a non-cumulative dividend at the rate of six percent of the applicable original issue price, payable only when, and if, declared by the Company’s board of directors. The holders are also entitled to any dividends declared or paid on any shares of common stock.

Liquidation/Redemption — Upon any voluntary or involuntary liquidation, dissolution, winding up, certain mergers, consolidations, and sale of assets (“Deemed Liquidation Event”), the holders of the Convertible Preferred Stock shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, and in the event of a Deemed Liquidation Event, the holders of shares of Convertible Preferred Stock then outstanding shall be entitled to be paid out or the consideration payable to stockholders in such Deemed Liquidation Event out of the available proceeds before any payment shall be made to the holders of common stock, an amount per share equal to the greater of (i) the applicable original issue price, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had each share of each series of Convertible Preferred Stock that would receive a greater amount upon conversion into common stock than pursuant to clause (i) above converted immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. If the assets of the Company available for distribution are insufficient, the holders of shares of Convertible Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Voting — Holders of Convertible Preferred Stock are entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Convertible Preferred Stock held by such holder are convertible into as of the record date for determining stockholders entitled to vote on such matter.

The holders of the shares of Series A, exclusively and as a separate class, shall be entitled to elect four directors of the Company. Holders of the shares of common stock and Series A, exclusively and voting together as a single class, shall be entitled to elect the balance of the total number of directors of the Company.

Conversion Rights — Each share of Convertible Preferred Stock shall be convertible, at the option of the holder at any time, into such number of common shares determined by dividing the applicable original issue price of the Convertible Preferred Stock by the respective conversion price. As of December 31, 2020, the conversion price for the Series A is $0.9306 and the conversion price for the Series B is $2.7419.

The Company is required to maintain sufficient shares of common stock authorized but unissued at all times to affect a conversion of all Convertible Preferred Stock outstanding.

Mandatory Conversion — Mandatory conversion will be triggered upon either:

a.     the closing of the sale of shares of common stock to the public pursuant to an effective registration statement resulting in $60.0 million in net proceeds at a price of at least $5.4838 per share, or

b.     the vote or written consent of at least 55% of the then outstanding Convertible Preferred Stock holders.

If, during the period commencing on the Series B Original Issue Date and ending on or before the first to occur of (i) the second anniversary of the Series B Original Issue Date or (ii) the issuance by the Company in a bona fide financing transaction of shares of preferred stock (other than Series A or Series B), a mandatory conversion is proposed to be effected in connection with, or in contemplation of, a Deemed Liquidation Event that would result in per share proceeds to the holders of Series B of less than $2.7419 per share. Such proposed mandatory conversion shall also require the written consent or affirmative vote of at least 55% of the outstanding shares of Series B.

Anti-dilution — Holders of the Convertible Preferred Stock are afforded anti-dilution protection with respect to corporate events such as stock splits and recapitalizations.

In anticipation of the closing of the Series B in November 2020, the Company amended its certificate of incorporation and certain rights and preferences pertaining to the Series A. The amendment to the certificate of incorporation revised: (1) the mandatory conversion feature; (2) the liquidation preference for the Series A holders; and (3) the protective voting rights of the Series A shares. The Company assessed each of the revisions made to the Series A pursuant to the amended certificate of incorporation and concluded that they should be accounted for as modifications to the terms of the Series A and that there was no transfer of value to be recorded in the Company’s consolidated balance sheet for the year-ended December 31, 2020.